INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
Schedule of Income Before Taxes
	For the year ended December 31,
	2010	2011	2012
Cayman	(39,345,451)	(30,010,398)	8,452,012
China	66,866,024	80,657,817	(18,142,299)
Total	27,520,573	50,647,419	(9,690,287)

Schedule of Income Tax Expense
	For the year ended December 31,
	2010	2011	2012
Current	13,968,847	16,173,522	17,461,835
Deferred	(7,076,682)	(5,427,774)	(33,478,109)
Total	6,892,165	10,745,748	(16,016,274)

Schedule of Components of Deferred Income Tax Expense (Benefit)

	For the year ended December 31,
	2010	2011	2012
Deferred income tax benefit (excluding decrease in the valuation allowance for deferred tax assets)	(2,574,290)	(5,180,693)	(33,558,246)
Increase/(decrease) in the valuation allowance for deferred tax assets	(4,502,392)	(247,081)	80,137
Deferred income tax benefit	(7,076,682)	(5,427,774)	(33,478,109)

Schedule of Effective Income Tax Rate Reconciliation
	For the year ended December 31,
	2010	2011	2012
Computed expected tax expense/(benefit) at PRC statutory rates	6,880,143	12,661,855	(2,422,822)
Increase (reduction) in income taxes resulting from:
Change in the valuation allowance for deferred tax assets allocated to income tax expense	(4,502,392)	(247,081)	80,137
Adjustment to deferred tax assets and liabilities for changes in enacted tax rates	(104,396)	264,341	(11,564,098)
Expired net operating loss carry forwards	1,030,521	135,631	49,255
Effect of differing tax rates in different jurisdictions inside PRC	(6,397,170)	(8,355,753)	1,274,237
Effect of differing tax rates in jurisdictions outside PRC	9,837,757	7,508,369	(2,067,506)
Prior year tax return true up	55,634	(1,802,466)	(1,810,759)
Non deductible entertainment expenses	113,613	137,064	170,020
Non deductible allowance for doubtful accounts	73,374	397,702	294,435
Others	(94,919)	46,086	(19,173)
Income tax expense/(benefit)	6,892,165	10,745,748	(16,016,274)

Schedule of Deferred Tax Assets and Liabilities

Deferred tax assets, current

	December 31,
	2011	2012
Deferred tax assets, current:
eCoupon program virtual cash liability	3,611,012	8,564,159
Accrued expenses	4,909,726	6,798,900
Advertising and promotional fee	2,780,768	-
Total gross deferred tax assets, current	11,301,506	15,363,059
Less: valuation allowance	(38,837)	(20,694)
Net deferred tax assets, current	11,262,669	15,342,365

Deferred tax assets, non-current

	December 31,
	2011	2012
Deferred tax assets, non-current:
Operating loss carryforwards	2,396,878	3,432,589
Property and equipment	176,508	251,204
Advertising and promotional fee	-	27,936,088
Total gross deferred tax assets, non-current	2,573,386	31,619,881
Less: valuation allowance	(484,381)	(582,661)
Net deferred tax assets, non-current	2,089,005	31,037,220
Deferred tax liabilities, non-current:
Software capitalization	490,789	40,591
Total deferred tax liabilities, non-current (included in "other liabilities")	490,789	40,591